INCENTIVE PAYABLES TO MEMBERS - Schedule of Incentive payables to members (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accruals of Yunbi granted under member incentive program	[1]	¥ 251		¥ 9,030
Discounts and referral incentive payable	[2]	384,235		412,915
Total incentive payables to members		¥ 384,486	$ 55,228	¥ 421,945

[1]	Accruals of Yunbi granted under member incentive program represents the value of unredeemed units of Yunbi granted to the members under the Group’s member incentive program as of December 31, 2018 and 2019. Forfeiture rate is considered to determine their value when granted, which is estimated based on historical data.
[2]	Discounts and referral incentive payable represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.